REVENUE - Contract Assets, Contract Liabilities, Deferred Commission Cost Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	$ 276	$ 197
Additions from new contracts with customers, net of terminations and renewals	173	204
Contract assets acquired	0	35
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(181)	(160)
Balance, end of year	268	276
Current portion of deferred commission costs	171	163
Contract assets	97	113
Balance, beginning of year	1,044	461
Increase through business combinations, contract liabilities	0	164
Revenue deferred in previous year and recognized as revenue in current year	(771)	(574)
Net additions from contracts with customers	809	993
Balance, end of year	1,082	1,044
Contract liabilities	800	773
Non-current contract liabilities	282	271
Deferred commission costs assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	488	374
Additions from new contracts with customers, net of terminations and renewals	640	492
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(375)	(378)
Balance, end of year	753	488
Current portion of deferred commission costs	417
Contract assets	$ 336	$ 147